Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (USD $)	1 Months Ended					12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 CFO GB [Member] Champion Connection [Member]	Jul. 31, 2013 CFO MF [Member] Champion Connection [Member]	Jul. 31, 2013 Champion Connection [Member]
Purchase price allocation:
Property and equipment, net								$ 199,803
Total assets acquired								199,803
Goodwill			16,974,437	3,049,281	12,949,587			6,544,150
Cash consideration		2,848,507						4,044,980
The fair value of shares						1,760,861	804,142
Contingent consideration of 5% shares of CFO MF							133,970
Total purchase price	$ 21,525,608							$ 6,743,953